CRYPTOCURRENCY ASSETS (Tables) - CRYPTOCURRENCY ASSETS	6 Months Ended
Jun. 30, 2021
Indefinite-lived Intangible Assets [Line Items]
Summary of continuity of cryptocurrencies

	For the six months
	ended June 30, 2021
	RMB	USD
Beginning balance	—	—
Receipts from issuance of ordinary shares for private placement	124,607	19,289
Cryptocurrencies acquired from the BTC.com Pool Business	516,686	79,981
Cryptocurrencies mined from mining pool business	2,727,684	422,236
Cryptocurrencies mined from mining business	73,051	11,314
Collection on behalf of a third party for promotion activities	14,737	2,282
Distribution to pool participants	(2,702,591)	(418,351)
Return of deposits	(95,467)	(14,786)
Payment of service expense and non-current assets	(4,440)	(688)
Disposal of cryptocurrencies	(184,422)	(28,563)
Others	(1,793)	(222)
Ending balance	468,052	72,492

Summary of continuity of impairment of cryptocurrency assets

	For the six months
	ended June 30, 2021
	RMB	USD
Beginning balance	—	—
Addition	(57,331)	(8,879)
Disposal	—	—
Ending balance	(57,331)	(8,879)
Effect of foreign exchange rate	71	11
Ending balance of cryptocurrency assets, net	410,792	63,624